Salaries and personnel expenses (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Employees	Dec. 31, 2022 USD ($) Employees	Dec. 31, 2021 USD ($) Employees
Salaries and personnel expenses [Abstract]
Salaries	$ 2,876,000,000	$ 2,875,000,000	$ 2,962,000,000
Pension costs	441,000,000	458,000,000	488,000,000
Payroll tax	511,000,000	433,000,000	414,000,000
Other compensations and social costs	375,000,000	324,000,000	288,000,000
Total payroll costs	$ 4,203,000,000	$ 4,090,000,000	$ 4,152,000,000
Average number of employees | Employees	22,600	21,500	21,400
Part time employees as percentage of total employees	2.00%	3.00%
Remuneration to members of the BoD and the CEC [abstract]
Current employee benefits	$ 10,700,000	$ 12,900,000	$ 12,200,000
Post-employment benefits	300,000	400,000	400,000
Other non-current benefits	0.0	0.0	0.0
Share-based payment benefits	300,000	200,000	100,000
Total compensation expense	11,300,000	13,500,000	$ 12,700,000
Compensation cost yet to be expensed	176,000,000
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	0	$ 0
2023 programme [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	83,000,000
2022 programme [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	78,000,000
2021 programme [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	85,000,000
2020 programme [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	$ 79,000,000